BANK LOANS	12 Months Ended
Dec. 31, 2014
Bank Loans Disclosure [Abstract]
Bank Loans Disclosure [Text Block]
9. BANK LOANS

In July 27, 2012, the Company entered into a $1million Revolving Credit Facility. The amount is subject to availability of Collateral Lending Value as assessed by the bank from time to time. The Revolving Credit Facility includes both term loan and overdraft for up to 12 months maximum tenor each subject to availability and bank’s discretion. The interest for current account overdraft will be charged monthly in arrears at the bank’s appropriate funding rate plus 2% p.a. or advised by the bank from time to time. The interest for term loans will be charged at 1% p.a. over bank’s cost of funds or as advised by the bank from time to time and payable upon end of the corresponding interest periods and quarterly if the loan tenor exceeds three months. The Revolving Credit Facility will be subject to review at any time at the bank’s discretion without prior notice to the Company. The Revolving Credit Facility is secured by the Company’s total assets. As at December 31, 2014, the Company had $Nil (2013- $1,279,002) of term loan outstanding under the Revolving Credit Facility.

Bank loans consisted of the following:

	December 31, 2014				December 31, 2013
From Financial institutions	Rate			Balance	Rate	Balance
EFG Bank of Hong Kong		%			$1.17%	$1,279,002

Total			$			$1,279,002